Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income Components (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other expense	$ 228,721	$ (21,412)
Loss from discontinued operations	(80,603)	(113,618)
Net loss	(447,660)	(558,233)
Noncontrolling Interests [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(335,624)	(146,162)
Amount Reclassified from Accumulated Other Comprehensive Income [Member] | Unrealized (Loss) Gain on Available-For-Sale Equity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(6,612)
Amount Reclassified from Accumulated Other Comprehensive Income [Member] | Unrealized (Loss) Gain on Available-For-Sale Equity Securities [Member] | Other-Than-Temporary Impairment Charges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other expense	(4,649)
Loss from discontinued operations	(1,963)
Amount Reclassified from Accumulated Other Comprehensive Income [Member] | Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loss from discontinued operations	4,207
Amount Reclassified from Accumulated Other Comprehensive Income [Member] | Noncontrolling Interests [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Loss from discontinued operations	$ (116)